Cover page Cover page	Jun. 16, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	6001 America Center Drive
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, par value of $0.001 per share
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000912093